Initial Public Offering (Details Narrative) - First Light Acquisition Group Inc [Member] - USD ($)			3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 14, 2021	Sep. 09, 2021	Mar. 14, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Payment to acquire restricted investments	$ 230,000,000		$ 415,626	$ 1,342,596		$ 230,000,000	$ 2,324,312
Cash set aside from the trust account for meeting stock issuance costs				2,081,180			2,081,180
Aggregate transaction costs	22,517,064
Payment of underwriting discount	2,335,058
Deferred underwriting fees payable				$ 8,050,000			$ 8,050,000
Other offering costs	640,129	$ 640,129
Excess fair value of shares held by related party	$ 11,491,877
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights		$ 11.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary equity stock issued during period shares new issues	23,000,000	23,000,000
Temporary equity issue price per share	$ 10.00	$ 10.00
Payment to acquire restricted investments		$ 230,000,000
Aggregate transaction costs		22,517,064
Excess fair value of shares held by related party		$ 11,491,877
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary equity stock issued during period shares new issues	230,000,000	3,000,000
IPO Including Overallotement [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary equity issue price per share		$ 10.00
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights		$ 11.50